OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund
(the “Funds”)

Supplement to the Funds’ Statement of Additional Information
dated July 29, 2021

Effective immediately, the following replaces the information in the chart “Management of the Trust — Trustees and officers”:

Name, Address, and Birthdate	Position(s) held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the past Five Years	Other Directorships Held by Trustee
Interested Trustees
Brett. D. Wright[2] 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 February 1970	Trustee, President and Chief Executive Officer	Since March 29, 2019	6
Head of Client Solutions Group— Macquarie Asset Management, Americas[3] (2016 –Present)

Head of Third-Party Distribution— Macquarie Investment Management[3] (2014–2016)

Western Division Sales Manager— Delaware Investments (2011–2014)
					None
Robert D. Pettman[2] 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 February 1949	Trustee	Since June 21, 2019	6	Executive Vice President, Product and Platform Management— LPL Financial (Financial services) (2005–Present)	None

Independent Trustees
Robert J. Christian 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 February 1949	Chairman and Trustee	Chairman since March 19, 2009 Trustee since Nov. 1, 2007	6	Private Investor (2006–Present)	Trustee— Fund Vantage Trust (34 mutual funds) (2007–Present) Trustee —Third Avenue Trust (3 mutual funds) (2019 –Present) Trustee —Third Avenue Variable Series Trust (1 mutual fund) (2019–Present)
Kevin G. Chavers 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 August 1963	Trustee	Since Aug. 26, 2021	6	Private Investor (2021–Present) Managing Director — BlackRock (Asset management) (2011–2021)	Director —Chimera Investment Corporation (2021-Present) Director —SMBC Americas Holdings, Inc. (2021–Present) Director — Toorak Capital Partners (2021- Present)
Durant Adams Hunter 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 November 1948	Trustee	Since July 17, 2003	6	Private Investor (2020 – Present) Founder — Ridgeway Partners (Executive recruiting) (2004– 2020)	None
Pamela J. Moret 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 February 1956	Trustee	Since Oct. 1, 2013	6	Private Investor (2015–Present) Chief Executive Officer— brightpeak financial (2011–2015) Senior Vice President—Thrivent Financial for Lutherans (2002–2015)	Director — BlueCross Blue Shield of Minnesota (2014–Present)

Stephen P. Mullin 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 February 1956	Trustee	Since July 17, 2003	6	Principal— Econsult Solutions, Inc. (2020–Present) President— Econsult Solutions, Inc. (2013–2020)	None
Robert A. Rudell 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 September 1948	Trustee	Since July 17, 2003	6	Private Investor (2002–Present)	Director and Independent Chairman—Heartland Funds (3 mutual funds) (2005–Present)
Jon Socolofsky 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 March 1946	Trustee	Since July 17, 2003	6	Private Investor (2002–Present) President—H&S Enterprises of Minocqua, LLC (Commercial real estate developer) (2005–2019)	None
Susan M. Stalnecker 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 January 1953	Trustee	Since Dec. 14, 2016	6
Senior Advisor — Boston Consulting Group (2016–Present)

Vice President –Productivity & Shared Services—E.I. du Pont de Nemours and Company (2012–2016)

Vice President and Treasurer—E.I. du Pont de Nemours and Company (2006–2012)
					Trustee— Duke Health System (2010–Present) Director— Leidos (2016–Present) Director— Bioventus (2018–Present)

Officers	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past Five Years
David F. Connor 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354	Senior Vice President and Secretary	Senior Vice President since May 2013; Secretary since October 2005	David F. Connor has served in various capacities at different times at Macquarie Investment Management.[3]

December 1963
Daniel V. Geatens 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 October 1972	Senior Vice President, Treasurer and Chief Financial Officer	Treasurer since Sept. 20, 2007; Senior Vice President and Chief Financial Officer since Dec. 13, 2019	Daniel V. Geatens has served in various capacities at different times at Macquarie Investment Management.[3]
A.G. Ciavarelli 100 Independence, 610 Market Street, Philadelphia, PA 19106-2354 July 1972	Senior Vice President, General Counsel and Assistant Secretary	Senior Vice President and General Counsel since June 2021; Assistant Secretary since Dec. 2004	A.G. Ciavarelli has served in various capacities at different times at Macquarie Investment Management.[3]
1 The term “Fund Complex” refers to the Trust’s Funds.

2 “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Funds’ service providers or sub-service providers.

3 Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Funds’ Manager, principal underwriter, and transfer agent. Messrs. Connor and Geatens also serve in similar capacities for the Delaware Funds® by Macquarie, a fund complex that has the same Manager, principal underwriter and transfer agent as the Trust. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has the same investment manager as the Funds.

Effective immediately, the following information is added to the section entitled “Management of the Trust — Trustees and officers”:
As a new Trustee that was just appointed to the Board of the Optimum Fund Trust on Aug. 26, 2021, Mr. Chavers does not own any shares of the Funds as of Dec. 31, 2020, and he was not paid any compensation for his role as a Trustee during the Trust’s fiscal year ending March 31, 2021.
Effective immediately, the following information is added to the section entitled “Management of the Trust — Board Leadership Structure”:
Board Leadership Structure

Board Chairman: Mr. Christian, an Independent Trustee, serves as Chairman of the Board. The Chairman, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Chairman also conducts meetings of the Board. The Chairman also generally serves as a liaison between outside Trustees, Fund officers and counsel.

Chief Executive Officer: Mr. Wright, an Interested Trustee, serves as the Chief Executive Officer of the Trust. The Board believes that having a representative of Fund management as the Trust's CEO is beneficial to the Trust. Mr. Wright is Co-Head of Macquarie Investment Management's (MIM) Client Group, which includes the firm's sales, service, marketing, and product teams. In this role, he helps lead all retail, institutional, and client service functions for MIM. Accordingly, his participation in the Board's deliberations helps assure that the Board's decisions are informed and appropriate. Mr. Wright's presence on the Board ensures that the Board's decisions are accurately communicated to and implemented by Fund management.

Size and composition of Board: The Board is currently comprised of ten Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. In order to ensure that Board membership will be refreshed from time to time, the Board has adopted a mandatory retirement age of 75 for Trustees. As a result, a Trustee may serve until December 31 of the calendar year in which such Trustee reaches the age of 75. At the discretion of the other Trustees, active service for a particular Trustee may be extended for a limited period of time beyond a Trustee's normal retirement date.

Committees: The Board has established committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board's oversight of the Funds. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This Committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Trust's Audit Committee consists of the following four Independent Trustees: Jon E. Socolofsky, Chairperson; Robert J. Christian; Robert A. Rudell; and Susan M. Stalnecker. The Audit Committee held five meetings during the Trust's last fiscal year.

Nominating and Governance Committee: The Committee conducts a variety of activities, including but not limited to: reviewing the Funds' Chief Compliance Officer compensation; overseeing the Board's annual self-assessment; reviewing and recommending any changes to Trustee compensation; and reviewing the performance of the Independent Trustees' counsel. The Nominating and Governance Committee also recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee's ability to serve on the Board. In particular, Messrs. Pettman, Christian, Socolofsky, Rudell, Chavers, and Wright and Ms. Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter was an executive recruiter and was a partner in an executive search and board services firm. He focused on investment management. Ms. Stalnecker was employed by E.I. du Pont de Nemours & Co., serving in numerous senior roles during her tenure, including Vice President and Treasurer, and most recently as Vice President of Corporate Productivity and Hospitality. She also is currently a Trustee for the Duke Health System, and she serves on the Board of Directors of Leidos and Bioventus. The Nominating and Governance Committee consists of the following four Independent Trustees: Durant A. Hunter; Pamela J.

Moret; Stephen P. Mullin; and Kevin G. Chavers. The Nominating and Governance Committee held four meetings during the last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to discuss portfolio performance, including investment risk; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Sub-Advisors, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Funds of the Trust and to provide direction with respect thereto; and (6) engaging the services of the Chief Compliance Officer of the Funds of the Trust to test the compliance procedures of the Trust and its service providers. The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. In addition, the Audit Committee reviews valuation procedures and results with the Funds' auditors in connection with such Committee's review of the results of the audit or each Fund's year-end financial statements, and meets with the Manager's internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Funds.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board's approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Effective immediately, the following portfolio manager is added to the chart entitled “Portfolio Managers — A. Other Accounts Managed — Optimum International Fund — Baillie Gifford”:

Optimum International Fund

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Baillie Gifford
Chris Davies
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$4,703	0	$0
Other Accounts	1	$214	0	$0
* Mr. Davies became portfolio manager of the Optimum International Fund in September 2021. Information for Mr. Davies is as of June 30, 2021.

Please keep this supplement for future reference.

This Supplement is dated September 29, 2021.